UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07505

American Independence Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH 43219

(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-266-8787

Date of fiscal year end: 10/31/05

Date of reporting period: 07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (24.6%)
Barclays Capital, 3.32%, 08/01/05 (Purchased on 7/29/05, proceeds on maturity $16,129,870.37 collateralized by Bank of New York, fair value $16,447,917.79)	16,125,409	$16,125,410

Total Repurchase Agreements (Cost $16,125,410)		16,125,410

Bank Notes * (14.3%)
Banking (14.3%)
Fifth Third Bank, 3.19%, 8/15/05	3,000,000	2,999,524
Southtrust Bank NA, 3.48%, 9/29/05	3,000,000	3,000,173
Suntrust Bank, 3.53%, 10/3/05	3,350,000	3,350,054

Total Bank Notes (Cost $9,349,751)		9,349,751

Certificates of Deposit * (18.4%)
Banking (18.4%)
BNP Paribas NY Branch, 3.20%, 8/23/05	3,000,000	2,999,894
BNP Paribas NY Branch, 3.37%, 9/19/05	3,000,000	2,999,393
Credit Lyonnais NY Branch, 3.31%, 9/12/05	3,000,000	2,999,773
Credit Suisse First Boston NY, 3.25%, 8/10/05	3,000,000	3,000,033

Total Certificates of Deposit (Cost $11,999,093)		11,999,093

Commercial Paper** (15.5%)
Financial Services (4.6%)
Sigma Finance Inc, 3.61%, 10/24/05 (a)(b)	3,000,000	2,974,730

Foreign Bank & Branches & Agencies (10.9%)
ABN-AMRO N America Fin, 3.58%, 10/11/05	1,200,000	1,191,527
Danske Corporation, 3.38%, 9/13/05 (a)(b)	3,000,000	2,987,888
UBS Finance, 3.28%, 8/8/05 (a)(b)	3,000,000	2,998,087

		7,177,502

Total Commercial Paper (Cost $10,152,232)		10,152,232

Corporate Bonds (4.1%)
Bank holding companies* (4.1%)
Citigroup Inc, 3.40%, 8/19/05	2,650,000	2,653,238

Total Corporate Bonds (Cost $2,653,238)		2,653,238

Medium Term/Senior Notes* (23.0%)
Banking (15.3%)
Abbey National Treasury Services, 3.65%, 10/17/05	2,000,000	2,000,449
HSBC, 2.92%, 8/18/05	1,000,000	1,000,042
Morgan Stanley, 3.75%, 9/27/05	3,000,000	3,005,833
US Bancorp, 3.56%, 9/16/05	2,000,000	2,000,411
Wells Fargo Co., 3.51%, 9/29/05	2,000,000	2,000,235

		10,006,970

Financial Services (3.1%)
General Electric Capital Corp., 3.41%, 8/3/05	1,000,000	1,001,148
General Electric Capital Corp., 3.42%, 8/8/05	1,000,000	1,001,077

		2,002,225

Motor Vehicles (4.6%)
American Honda Finance, 3.72%, 10/11/05	1,000,000	1,001,499
Toyota Motor Credit Corp., 3.53%, 10/7/05	2,000,000	2,000,081

		3,001,580

Total Medium Term/Senior Notes (Cost $15,010,775)		15,010,775

Total Investments (Cost $65,290,499) (c) - 99.9%		65,290,499
Other assets in excess of liabilities - 0.1%		38,000

NET ASSETS - 100.0%		$65,328,499

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

(a)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(b)	Represents section 4(2) commercial paper which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(c)	Cost for federal income tax and financial reporting purposes are the same.

*	Variable rate securities. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2005. Maturity date reflects next rate change date.

**	Discount securities. The rate represents the effective yield on date of purchase.

See notes to schedule of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Principal Amount	Value
Asset Backed Securities (25.1%)
Asset Backed Securities Corp., Series 2001-HE2, Class A1, 3.65%*, 8/15/05	22,840	$23,054
Brazos Student Loan Finance Corp., Series 1997-A, Class A2, 3.61%*, 8/1/05	295,138	294,584
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-3, Class 2A1, 3.71%*, 8/25/05	9,802	9,811
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	1,500,000	1,487,672
Chesapeake Funding LLC, Series 2003-2, Class A1, 3.54%*, 8/7/05	543,119	543,119
Countrywide Asset-Backed Certificates, Series 2003-BC1, Class A1, 3.86%*, 8/25/05	127,884	128,113
Countrywide Asset-Backed Certificates, Series 2003-SD3, Class A1, 3.88%*, 8/25/05	60,077	60,422
Countrywide Asset-Backed Certificates, Series 2003-SD1, Class A1, 4.15%*, 8/25/05	24,360	24,374
Countrywide Home Equity Loan Trust, Series 2001-A, Class A, 3.63%*, 8/15/05	142,920	143,087
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 3.68%*, 8/15/05	311,900	313,027
Countrywide Home Equity Loan Trust, Series 2002-G, Class A, 3.76%*, 8/15/05	483,001	485,669
Countrywide Home Equity Loan Trust, Series 2004-25, Class 1A3, 3.82%*, 8/25/05	436,832	437,698
Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, 3.68%*, 8/20/05	426,348	426,823
First Horizon ABS Trust, Series 2004-HE1, Class A, 3.67%*, 8/25/05	172,949	172,706
First Horizon ABS Trust, Series 2004-HE3, Class A, 3.75%*, 8/25/05	361,144	362,416
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 3.68%*, 8/20/05	219,847	220,196
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 3.74%*, 8/25/05	163,908	164,292
Golden Securities Corp., Series 2003-A, Class A1, 3.64%*, 8/1/05	190,000	190,000
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 3.69%*, 8/25/05	278,493	279,029
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	500,000	488,085
Honda Auto Receivables Owner Trust, Series 2005-2, Class A3, 3.93%*, 8/15/05	1,500,000	1,490,455
Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 6/18/12	400,000	396,662
Household Home Equity Loan Trust, Series 2002-2, Class A, 3.73%*, 8/20/05	164,752	165,007
Mellon Bank Premium Finance Loan Master Trust, Series 2004-1, Class A, 3.57%*, 8/15/05	450,000	451,473
MSDWCC Heloc Trust, Series 2003-1, Class A, 3.73%*, 8/25/05	246,441	247,311
Navistar Financial Corp. Owner Trust, Series 2005-A, Class A3, 4.22%, 2/15/10	500,000	498,438
Nebhelp, Inc., 3.20%*, 8/16/05	900,000	900,001

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Onyx Acceptance OwnerTrust, Series 2004-C, Class A4, 3.50%, 12/15/11	300,000	294,688
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 3.88%*, 8/25/05	77,966	78,255
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 3.52%*, 8/25/05	244,504	245,661
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 3.32%*, 8/25/05	110,734	111,016
Residential Asset Securities Corp., Series 2000-KS4, Class AII, 3.69%*, 8/25/05	97,218	97,293
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 3.75%*, 9/25/05	245,705	246,335
USAA Auto Owner Trust, Series 2003-1, Class A4, 2.04%, 2/16/10	400,000	392,723
USAA Auto Owner Trust, 4.00%*, Series 2005-2, Class A3 8/15/05	1,000,000	994,285
Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, 3.89%*, 8/25/05	1,897,483	1,908,460
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 3.72%*, 8/25/05	235,579	236,328

Total Asset Backed Securities (Cost $15,044,877)		15,008,568

Collateralized Mortgage Obligations (17.7%)
Bank of America Mortgage Securities, Series 2002-G, Class 2A1, 5.90%*, 8/20/05	11,800	11,866
Countrywide Home Loans, Series 2004-R1, Class 1AF, 3.86%*, 8/25/05	788,961	790,009
Countrywide Home Loans, Series 2005-11, Class 4A1, 3.73%*, 8/25/05	922,711	922,712
CS First Boston Mortgage Securities Corp., Series 2002-AR17, Class 2A1, 4.48%*, 8/19/05	54,057	53,353
CS First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.92%*, 8/25/05	92,113	91,404
Fannie Mae Grantor Trust, Series 2003-T4, Class 1A, 3.57%*, 8/26/05	92,977	93,060
Fannie Mae Grantor Trust, Series 2002-T13, Class A1, 3.56%*, 8/25/05	312,815	312,998
Fannie Mae Grantor Trust, Series 2002-T5, Class A1, 3.58%*, 8/25/05	380,022	380,695
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 3.70%, 8/25/05	111,826	111,903
Freddie Mac, Series 1694, Class A, 6.50%, 9/15/23	277,870	282,849
Freddie Mac Structured Pass Through Securities, Series T-32, Class A1, 3.59%*, 8/25/05	145,220	146,008
Freddie Mac Structured Pass Through Securities, Series T-31, Class A7, 3.59%*, 8/25/05	574,901	575,231
Freddie Mac Structured Pass Through Securities, Series T-22, Class A7, 3.61%*, 8/25/05	258,628	258,812
Freddie Mac Structured Pass Through Securities, Series T-54, Class 4A, 4.63%*, 8/25/05	254,911	267,774
Freddie Mac Structured Pass Through Securities, Series T-57, Class 1A2, 7.00%*, 8/25/05	1,209,236	1,273,099

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 3.86%*, 8/25/05	806,025	809,799
Master Specialized Loan Trust, Series 2004-1, Class A1, 3.86%*, 8/25/05	283,140	282,332
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.21%, 2/25/33	156,987	156,412
MLCC Mortgage Investors, Inc., Series 1999-A, Class A, 3.77%*, 8/25/05	304,218	305,731
MLCC Mortgage Investors, Inc., Series 1995-B, Class A, 3.79%*, 8/25/05	668,344	669,863
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 3.80%*, 8/25/05	342,535	344,746
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	275,335	278,534
Sequoia Mortgage Trust, Series 7, Class A, 3.77%*, 8/20/05	315,650	316,053
Sequoia Mortgage Trust, Series 10, Class 1A, 3.83%*, 8/20/05	330,282	330,734
Sequoia Mortgage Trust, Series 9, Class 1A, 3.78%*, 8/20/05	418,320	419,229
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 3.83%, 3/25/33	127,956	124,841
Structured Asset Securities Corp., Series 2004-S3, Class A, 3.71%*, 8/25/05	351,988	352,939
Washington Mutual, Series 2005-AR1, Class A1A, 3.78%*, 8/25/05	624,497	624,633

Total Collateralized Mortgage Obligations (Cost $10,586,452)		10,587,619

Corporate Bonds (14.0%)
Aerospace/Defense (0.3%)
British Aerospace Financial, 7.00%, 7/1/07 (a)	200,000	207,765

Automotive (0.3%)
DaimlerChrysler NA Holdings, 4.27%*, 9/26/05	200,000	200,153

Banking (4.2%)
American Express Centurion, 3.51%*, 8/19/05	300,000	300,512
Associated Bank NA, 3.33%*, 8/1/05	250,000	250,171
Bank of New York, 3.67%, 10/14/05	250,000	249,599
Bank One Corp., 6.88%*, 8/1/06	150,000	153,612
First American Corp., 7.25%, 5/1/06	300,000	306,770
Marshall & Ilsley, 3.55%, 10/3/05	450,000	448,884
National City Bank, 3.39%*, 8/7/05	200,000	200,160
Old Kent Bank, 7.75%, 8/15/10	200,000	200,504
State Street Capital Trust II, 3.77%*, 8/15/05	150,000	150,050
US Trust Co. New York, 3.56%, 3/13/06	200,000	200,036

		2,460,298

Brokerage Services (0.7%)
Merrill Lynch & Co., 3.68%*, 8/22/05	225,000	225,715
Morgan Stanley Dean Witter, 6.10%, 4/15/06	200,000	202,687

		428,402

Chemicals (0.3%)
Cabot Corp., 6.56%, 12/12/05	200,000	201,712

Electric Utility (0.7%)
Duke Energy Corp., 3.82%*, 9/8/05	200,000	200,040
Duke Energy Field Services Corp., 7.50%, 8/16/05	200,000	200,243

		400,283

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Energy Equipment & Services (1.0%)
Columbia Energy Group, 6.80%, 11/28/05	175,000	176,465
Halliburton Co., 5.11%, 10/17/05	165,000	165,464
Union Oil Co., 9.18%, 2/15/06	232,000	236,881

		578,810

Financial Services (0.9%)
Massmutual Global Funding II, 3.58%*, 9/13/05	190,000	190,111
Monumental Global Funding, 6.05%, 1/19/06, (a)	300,000	302,723

		492,834

Food Products (0.3%)
General Mills, Inc., 6.45%, 10/15/06	200,000	204,414

Industrial Goods & Services (0.3%)
Masco Corp., 3.62%, 3/9/07, (a)	200,000	200,531

Insurance (1.9%)
Hartford Life Global Fund, 3.58%*, 9/15/05	200,000	200,131
John Hancock Global Funding II, 3.70%*, 10/3/05, (a)	250,000	250,294
Nationwide Life Global Funding, 3.36%*, 8/15/05, (a)	150,000	150,238
Unitrin, Inc., 5.75%, 7/1/07	200,000	203,576
URC Holdings Corp., 7.88%, 6/30/06, (a)	275,000	281,851

		1,086,090

Lodging (0.4%)
Marriott International, 6.88%, 11/15/05	250,000	252,032

Paper Products (0.8%)
Avery Dennison Corp, 3.46%*, 8/10/05	135,000	135,189
Tenneco Packaging, 7.20%, 12/15/05	225,000	227,395
Weyerhauser Co., 6.13%, 3/15/07	88,000	89,908

		452,492

Pharmaceuticals (0.5%)
Eli Lilly & Co., 3.34%*, 8/25/05	325,000	324,995

Publishing - Newspapers (0.3%)
Pearson, Inc., 7.38%, 9/15/06, (a)	200,000	206,361

Real Estate Investment Trust (0.4%)
Duke Realty Corp., 3.70%, 9/22/05	250,000	250,239

Retail - Food (0.4%)
Safeway, Inc., 3.68%*, 8/1/05	250,000	250,186

Textiles (0.3%)
Reebok International, Ltd., 6.75%, 9/15/05	200,000	200,484

Total Corporate Bonds (Cost $8,430,024)		8,398,081

Medium Term/Senior Notes (4.2%)
Automotive (0.3%)
American Honda Finance, 3.72%*, 10/11/05	150,000	150,298
Ford Motor Credit Co., 4.31%, 9/28/05	35,000	34,289

		184,587

Banking (2.4%)
Bank of America Corp., 3.55%*, 8/26/05	300,000	299,992
Citigroup Global, 3.50%*, 12/12/05	300,000	300,392
JP Morgan Chase & Co., 3.52%*, 9/12/05	300,000	300,596
Keycorp, 3.85%*, 10/24/05	250,000	250,654
Washington Mutual Bank, 4.00%*, 10/25/05	260,000	260,977

		1,412,611

Brokerage Services (0.5%)
Goldman Sachs Group, Inc., 3.69%*, 10/11/05	300,000	300,496

Electronics-Technology (0.5%)
Applied Materials, Inc., 7.00%, 9/6/05	300,000	300,884

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Insurance (0.5%)
American General Finance, 3.63%*, 10/5/05	325,000	325,157

Total Medium Term/Senior Notes (Cost $2,521,900)		2,523,735

Taxable Municipal Bonds (9.8%)
Arizona (0.5%)
Phoenix, Series A, GO, 4.00%, 7/1/06	200,000	199,672
State, Educational Loan Marketing Corp., Series A-1, 3.35%, 9/15/05	100,000	100,000

		299,672

Connecticut (0.3%)
Hamden, Series B, 4.60%, GO 7/15/06	190,000	190,198

Michigan (1.3%)
Muskegon County, 4.00%, GO 6/1/06	250,000	249,500
Oakland County, 3.90%, 4/1/06	300,000	299,535
State, 3.99%, GO 11/1/07	250,000	243,000

		792,035

Minnesota (0.3%)
State, Series B, 2.79%, 10/1/05	175,000	174,577

Mississippi (0.3%)
Jackson County, 3.94%, 6/1/06	200,000	199,478

Missouri (1.7%)
Higher Education Loan Authority, Series N, 3.40%*, 8/10/05	400,000	400,000
State, Series E, 3.48%*, 8/24/05	600,000	600,000

		1,000,000

New Jersey (0.3%)
Hudson County, GO, 6.09%, 9/1/05, FSA	150,000	150,303

New York (0.5%)
New York, Series L, 4.00%, 12/1/06	300,000	299,058

Oregon (0.3%)
State, Series D, 4.00%, 4/1/06	200,000	199,710

Pennsylvania (1.3%)
Harrisburg, Redevelopment Authority, 3.74%, 11/15/30	150,000	148,724
Higher Education Assistance Agency, 3.47%*, 8/24/05	600,000	600,000

		748,724

Texas (2.0%)
Brazos, Series A11, 3.36%, 9/15/05	600,000	600,000
Panhandle-Plains, Series A-3, 3.45%*, 8/24/05	600,000	599,999

		1,199,999

Washington (1.0%)
Student Loan Financial Association, 3.45%*, 8/23/05	600,000	600,000

Total Taxable Municipal Bonds (Cost $5,868,577)		5,853,754

U.S. Government Agency Pass-Through Securities (8.4%)
Fannie Mae (7.9%)
3.64%, 7/1/07, Pool # 385793	957,935	946,808
3.75%*, 8/1/05, Pool # 557072	37,112	37,739
4.18%*, 8/1/05, Pool # 784365	165,576	164,571
4.44%*, 8/1/05, Pool # 789463	488,846	483,820
4.50%, 4/1/13, Pool # 254717	1,304,943	1,300,217
4.90%*, 8/1/05, Pool # 810896	894,503	899,061
5.50%, 1/1/10, Pool # 687086	634,087	647,401
5.92%*, 8/1/05, Pool # 365421	101,863	104,287
6.50%, 12/1/15, Pool # 545927	75,726	78,753
8.50%, 8/1/30, Pool # 542611	17,452	19,018

		4,681,675

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Principal Amount	Value
Freddie Mac (0.0%)
4.65%*, 8/1/05, Pool # 846367	23,636	24,219

Small Business Administration (0.5%)
6.23%*, 8/1/05, Pool # 503664	23,528	24,612
6.63%*, 8/1/05, Pool # 503653	24,323	25,168
6.98%*, 8/1/05, Pool # 502966	23,700	25,302
7.35%, 8/10/06, Series 1996-P10C, Class 1	113,587	117,319
7.88%, 5/1/10, Series 2000-10C, Class 1	112,285	117,941

		310,342

Total U.S. Government Agency Pass-Through Securities (Cost $5,049,089)		5,016,236

U.S. Government Bond (3.3%)
Federal Farm Credit Bank (3.3%)
3.33%*, 8/20/05	2,000,000	2,000,142

Total U.S. Government Bond (Cost $1,999,802)		2,000,142

U.S. Treasury Obligations (12.9%)
U.S. Treasury Notes (12.9%)
3.25%, 8/15/08	2,895,000	2,828,733
3.50%, 5/31/07	1,000,000	991,329
3.63%, 7/15/09	4,000,000	3,927,816

Total U.S. Treasury Obligations (Cost $7,924,843)		7,747,878

Investment Companies (5.7%)
American AAdvantage U.S. Government Money Market Fund (b)	2,981,817	2,981,818
Federated Treasury Obligations Fund	443,874	443,874

Total Investment Companies (Cost $3,425,692)		3,425,692

Total Investments (Cost $60,851,256) (c) - 101.1%		60,561,705
Liabilities in excess of other assets - (1.1)%		(663,886)

NET ASSETS - 100.0%		$59,897,819

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2005. The maturity date is the next rate change date.
(a)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(b)	Affiliate.
(c)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$77,735
Unrealized depreciation	(367,286)

Net unrealized depreciation	$(289,551)

GO	- General Obligation

See notes to schedule of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Principal Amount	Value
Asset Backed Securities (7.8%)
Green Tree Financial Corp., Series 1997-7, Class A8, 6.86%, 7/15/29	240,116	$249,442
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	400,000	390,468
Hyundai Auto Receivables Trust, Series 05-A, Class A3, 3.98%, 11/16/09	360,000	357,297
MSDWCC Heloc Trust, Series 2003-1, Class A, 3.73%*, 8/25/05	246,441	247,311
Nissan Auto Receivables Owner Trust, Series 05-B, Class A3, 3.99%, 7/15/09	500,000	497,214
Onyx Acceptance OwnerTrust, Series 2004-C, Class A4, 3.50%, 9/15/05	275,000	270,130
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 3.52%*, 8/25/05	101,876	102,359
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 3.32%*, 8/25/05	110,734	111,016
Triad Auto Receivables Owner Trust, Series 2005-B, Class A3, 4.28%, 6/14/10	300,000	299,438
U.S. Education Loan Trust, Series 2004-3A, Class A3, 3.58%*, 8/1/05 (a)	500,000	502,500
Union Financial Services Taxable Student, Series 1998-A, Class B5, 3.30%*, 8/22/05	300,000	300,000
Volkswagen Auto Lease Trust, Series 2005-A, Class A3, 3.82%, 5/20/08	400,000	397,703
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 3.72%*, 8/25/05	235,579	236,328
WFS Financial Owner Trust, Series 2005-3, Class A4, 4.38%, 5/19/13	300,000	298,219

Total Asset Backed Securities (Cost $4,265,929)		4,259,425

Collateralized Mortgage Obligations (18.5%)
Countrywide Home Loans, Series 2004-R1, Class 1AF, 3.86%*, 8/25/05	591,721	592,507
Crown Castle Towers LLC, Series 2005-1A, Class AFX, 4.64%, 6/15/35	140,000	137,739
CS First Boston Mortgage Securities Corp, Series 2004-AR5, Class 10A1, 5.02%*, 8/25/05	240,873	240,564
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	824,624	838,048
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	347,099	366,821
Fannie Mae, Series 2002-16, Class XU, 5.50%, 4/25/17	3,100,000	3,183,446
Fannie Mae, Series 2002-49, Class KG, 5.50%, 8/25/17	500,000	513,079
Fannie Mae, Series 2003-92, Class HP, 4.50%, 9/25/18	674,160	668,921
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	518,462	535,680
Merrill Lynch Mortgage Investors, Inc., Series 2003-D, Class A, 7.12%, 6/18/29	279,699	285,646
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 3.80%*, 8/25/05	285,446	287,289
MLCC Mortgage Investors, Inc., Series 2003-D, Class A, 3.77%*, 8/25/05	364,859	365,828
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	275,335	278,534

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Sequoia Mortgage Trust, Series 10, Class 1A, 3.83%*, 8/20/05	330,282	330,734
Small Business Administration, Series 2003-P10A, Class 1, 4.52%, 2/10/13	431,583	428,325
Structured Asset Securities Corp., Series 2004-S3, Class A, 3.71%*, 8/25/05	222,926	223,528
Washington Mutual, Series 2003-AR1, Class A6, 4.50%*, 8/25/05	825,465	823,258

Total Collateralized Mortgage Obligations (Cost $9,990,225)		10,099,947

Corporate Bonds (32.3%)
Aerospace/Defense (0.4%)
British Aerospace Financial, 7.00%, 7/1/07 (a)	200,000	207,765

Automotive (0.9%)
DaimlerChrysler, 4.05%, 6/4/08	140,000	137,199
Ford Motor Credit Co., 7.38%, 10/28/09	230,000	229,694
General Motors Acceptance Corp., 7.75%, 1/19/10	130,000	131,368

		498,261

Banking (7.2%)
AmSouth Bancorp, 6.13%, 3/1/09	100,000	104,847
Associated Banc Corp., 6.75%, 8/15/11	200,000	220,582
Bank of America Corp., 7.40%, 1/15/11	300,000	341,097
Bank One Corp., 10.00%, 8/15/10	230,000	280,479
BB&T Corp., 7.25%, 6/15/07	125,000	131,170
Citigroup, Inc., 6.50%, 1/18/11	115,000	124,878
City National Bank, 6.75%, 9/1/11	250,000	275,968
First Tennessee Bank, 5.05%, 1/15/15	200,000	200,478
First Union National Bank, 7.80%, 8/18/10	300,000	342,679
Firstar Bank N.A., 7.13%, 12/1/09	150,000	164,971
Manufacturers & Traders Trust Co., 8.00%, 10/1/10	150,000	173,291
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	217,877
National City Bank, 6.20%, 12/15/11	150,000	161,848
National City Bank of Kentucky, 6.30%, 2/15/11	75,000	81,196
National Commerce Capital, 4.48%*, 10/3/05	150,000	148,942
Old Kent Bank, 7.75%, 8/15/10	200,000	200,504
PNC Funding Corp., 6.13%, 2/15/09	150,000	157,338
Roslyn Bancorp, Inc., 7.50%, 12/1/08	175,000	188,885
Sovereign Bank, 4.00%, 2/1/08	250,000	247,214
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11	150,000	163,107

		3,927,351

Brokerage Services (1.4%)
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	246,620
Merrill Lynch & Co., 3.68%*, 8/22/05	225,000	225,715
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	272,475

		744,810

Chemicals (0.2%)
Praxair, Inc., 6.50%, 3/1/08	125,000	130,269

Commercial Services (0.3%)
Aramark Services, Inc., 6.38%, 2/15/08	150,000	155,739

Construction machinery (0.3%)
Masco Corporation, 5.88%, 7/15/12	175,000	185,109

Defense (0.5%)
Honeywell International, 6.13%, 11/1/11	250,000	268,782

Diversified (0.5%)
General Electric Co., 5.00%, 2/1/13	170,000	172,284
Ingersoll-Rand Co., 4.75%, 5/15/15	125,000	123,407

		295,691

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Electric Utility (0.9%)
Duke Energy Field Services Corp., 7.88%, 8/16/10	145,000	164,381
Niagara Mohawk Power, 7.63%, 10/1/05	94,512	95,071
Puget Sound Energy, Inc., 7.96%, 2/22/10	200,000	225,076

		484,528

Electronics: Technology (0.3%)
Fiserv, Inc., 4.00%, 4/15/08	140,000	136,854

Energy Equipment & Services (2.1%)
Columbia Energy Group, 6.80%, 11/28/05	200,000	201,674
ConocoPhillips Petroleum, 8.75%, 5/25/10	180,000	211,765
Halliburton Co., 5.11%*, 10/17/05	140,000	140,393
Marathon Oil Corp., 6.13%, 3/15/12	165,000	176,954
Sunoco, Inc., 7.75%, 9/1/09	200,000	221,877
Union Oil Co. of California, 9.40%, 2/15/11	150,000	181,602

		1,134,265

Financial Services (2.2%)
AIG Sun America Global Finance, 5.85%, 8/1/08	180,000	185,685
Fort Eustis, 4.98%, 12/15/20	200,000	197,451
Fort Sam Houston Military Housing, 5.18%, 3/15/20 (a)	175,000	178,175
Monumental Global Funding, 6.05%, 1/19/06, (a)	200,000	201,815
Pacific Pilot Funding Ltd., 4.37%*, 10/20/05	149,113	148,685
Pearson Dollar Financial, 5.70%, 6/1/14 (a)	115,000	118,535
Preferred Term Secs IV, 4.43%*, 9/23/05	150,000	150,308

		1,180,654

Food Products (2.0%)
Cargill, Inc., 6.38%, 6/1/12, (a)	175,000	191,171
Conagra, Inc., 7.88%, 9/15/10	175,000	197,642
General Mills, Inc., 6.45%, 10/15/06	150,000	153,311
IBP, Inc., 6.13%, 2/1/06	185,000	186,535
Kellogg Co., 6.60%, 4/1/11	210,000	229,194
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	162,144

		1,119,997

Forestry services (0.4%)
Weyerhaeuser Co., 6.00%, 8/1/06	200,000	202,958

Household Products (0.5%)
Rubbermaid, Inc., 6.60%, 11/15/06	125,000	128,345
Unilever NV, 6.15%, 1/15/06	150,000	151,172

		279,517

Instruments - Controls (0.2%)
Thermo Electron Corp., 5.00%, 6/1/15	125,000	122,944

Insurance (4.4%)
Allstate Financial Global Funding, 6.50%, 6/14/11, GIC, (a)	300,000	326,293
Berkley Corp., 5.13%, 9/30/10	150,000	149,567
Blue Cross Blue Shield, 8.25%, 11/15/11	150,000	174,411
John Hancock Global Funding II, 7.90%, 7/2/10, (a)	200,000	228,619
Metlife, Inc., 5.38%, 12/15/12	80,000	82,320
New York Life Global Funding, 5.38%, 9/15/13	240,000	249,006
Principal Life Global, 6.25%, 2/15/12, (a)	150,000	162,281
Protective Life U.S. Funding, 5.88%, 8/15/06, (a)	150,000	151,471
Prudential Insurance, 7.65%, 7/1/07, (a)	250,000	264,187
Reliastar Financial Corp., 8.00%, 10/30/06	300,000	311,824
Safeco Corp., 4.88%, 2/1/10	150,000	150,144
Unitrin, Inc., 5.75%, 7/1/07	150,000	152,682

		2,402,805

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Lodging (0.2%)
Marriott International, 6.88%, 11/15/05	125,000	126,016

Metals & Mining (0.6%)
Alcan, Inc., 6.25%, 11/1/08	170,000	178,706
Alcoa Inc, 6.00%, 1/15/12	165,000	176,204

		354,910

Multimedia (1.8%)
Cox Communications, Inc., 7.88%, 8/15/09	110,000	121,272
Nielsen Media, 7.60%, 6/15/09	150,000	161,918
Pearson PLC, 7.00%, 6/15/11 (a)	50,000	54,734
Thomson Corp., 6.20%, 1/5/12	175,000	187,308
Time Warner, Inc., 8.11%, 8/15/06	250,000	258,430
Viacom, Inc., 7.70%, 7/30/10	200,000	220,303

		1,003,965

Paper Products (0.6%)
Bemis Co., Inc., 4.88%, 4/1/12	175,000	174,362
International Paper Co., 6.75%, 9/1/11	125,000	135,610

		309,972

Pharmaceuticals (1.2%)
American Home Products, 6.95%, 3/15/11	135,000	148,175
Bristol-Myers Squibb Co., 5.75%, 10/1/11	160,000	168,637
Hospira, Inc., 4.95%, 6/15/09	165,000	165,867
Schering-Plough Corp., 5.30%, 12/1/13	185,000	192,372

		675,051

Real Estate Investment Trust (1.0%)
Duke Realty Corp., 3.70%*, 9/22/05	225,000	225,214
JDN Realty Corp., 6.95%, 8/1/07	150,000	155,030
Shurgard Storage, 7.75%, 2/22/11	160,000	175,575

		555,819

Restaurants (0.3%)
McDonald’s Corp., 8.88%, 4/1/11	125,000	151,217

Retail - Food (0.6%)
Kroger Co., 7.25%, 6/1/09	170,000	183,863
Safeway, Inc., 3.68%*, 8/1/05	150,000	150,112

		333,975

Retail - Major Department Store (0.3%)
May Department Stores, 7.90%, 10/15/07	180,000	190,743

Schools (0.5%)
Harvard University, 8.13%, 4/15/07	250,000	265,205

Telephone (0.3%)
Sprint Capital Corp., 6.00%, 1/15/07	140,000	142,685

Transportation Services (0.2%)
Fedex Corp., 7.52%, 1/15/18	126,103	136,384

Total Corporate Bonds (Cost $17,498,765)		17,724,241

Medium Term/Senior Notes (1.0%)
Electronics-Technology (0.6%)
Applied Materials, Inc., 6.70%, 9/6/05	300,000	300,802

Schools (0.4%)
Stanford University, 6.16%, 4/30/11	225,000	241,928

Total Medium Term/Senior Notes (Cost $524,887)		542,730

Taxable Municipal Bonds (6.3%)
Arkansas (0.9%)
State, Water-Waste Disposal, Series A, GO, 6.00%, 7/1/08, OID	435,000	453,970

Illinois (1.0%)
Chicago, Series D, GO, 4.72%, 1/1/12	200,000	201,147
Loyola University, Series C, 4.80%, 7/1/13	150,000	146,729
State, Pension, GO, 3.55%, 6/1/11	170,000	161,118

		508,994

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Indiana (0.5%)
State, Series A, 3.69%, 1/15/08	275,000	270,531

Iowa (0.5%)
Davenport, Series A, GO, 4.60%, 6/1/12, OID	160,000	159,815
Des Moines, Hotel & Motel, GO, 5.85%, 12/1/11, OID	115,000	122,922

		282,737

Maine (0.5%)
State, GO, 3.25%, 6/15/10	300,000	283,164

Michigan (0.2%)
State, 3.99%, GO 11/1/07	125,000	121,500

Minnesota (0.3%)
Kandiyohi County, Series A, 5.00%, 6/15/15	180,000	181,667

Mississippi (0.4%)
Jackson County, 3.94%, 6/1/06	190,000	191,987

Missouri (0.2%)
Higher Education Loan Authority, Series N, 3.40%*, 08/10/05	100,000	100,000

New York (0.3%)
State, Series J, 2.60%, 6/1/07	150,000	145,152

Oregon (0.4%)
State, Alternative Energy Project, Series F, GO, 5.25%, 10/1/09, OID	225,000	229,615

Pennsylvania (0.3%)
Bethlehem, Series B, GO, 4.85%, 11/1/13	190,000	191,053

Tennessee (0.3%)
State, Series B, GO, 6.00%, 2/1/09	175,000	183,645

Texas (0.3%)
State, Water Financial Assistance, GO, 3.50%, 8/1/11	175,000	164,288

Wisconsin (0.2%)
State, Series A, GO, 4.80%, 5/1/13	125,000	126,160

Total Taxable Municipal Bonds (Cost $3,443,128)		3,434,463

U.S. Government Agency Pass-Through Securities (19.9%)
Fannie Mae (17.7%)
4.16%, 6/1/33, Pool # 708318	531,418	534,036
4.17%, 2/1/09, Pool # 386844	474,364	467,406
4.34%, 3/1/34, Pool # 776486	337,224	335,213
4.52%, 9/1/10, Pool # 385983	485,232	481,103
4.61%, 7/1/25, Pool # 387461	1,250,000	1,266,724
4.67%, 1/1/10, Pool # 385732	467,899	462,318
4.73%, 12/1/12, Pool # 385682	468,181	467,441
4.90%*, 8/1/05, Pool # 810896	1,789,006	1,798,123
5.00%, 12/1/19, Pool # 805958	1,911,473	1,917,387
5.01%, 4/1/11, Pool # 387392	748,544	756,061
5.92%*, 8/1/05, Pool # 365421	210,796	215,812
6.18%, 8/1/08, Pool # 380581	907,426	939,021

		9,640,645

Freddie Mac (2.2%)
4.50%, 11/1/18, Pool # B10834	1,220,144	1,202,809
4.65%, 4/1/29, Pool # 846367	23,636	24,219

		1,227,028

Total U.S. Government Agency Pass-Through Securities (Cost $10,992,377)		10,867,673

U.S. Treasury Obligations (12.6%)
U.S. Treasury Bonds (8.1%)
7.25%, 5/15/16	3,570,000	4,449,673

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
U.S Treasury Notes (4.5%)
2.00%, 7/15/14	550,000	573,519
4.00%, 2/15/15	700,000	684,168
4.13%, 5/15/15	850,000	839,508
4.38%, 8/15/12	335,000	339,698

		2,436,893

Total U.S. Treasury Obligations (Cost $6,915,254)		6,886,566

Investment Companies (1.3%)
American Beacon U.S. Government Money Market Fund (b)	702,935	702,935

Total Investment Companies (Cost $702,935)		702,935

Total Investments (Cost $54,333,500) (c) - 99.7%		54,517,980
Other assets in excess of liabilities - 0.3%		171,050

NET ASSETS - 100.0%		$54,689,030

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2005. The maturity date is the next rate change date.
(a)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(b)	Affiliate.
(c)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$665,979
Unrealized depreciation	(481,499)

Net unrealized appreciation	$184,480

GO	- General Obligation
OID	- Original Issue Discount

See notes to schedule of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.2%)
Chemicals (1.9%)
Dow Chemical Co.	40,500	$1,941,975

Commercial Banks (6.3%)
Bank of America Corp.	66,800	2,912,480
HSBC Holdings PLC - ADR	14,650	1,186,504
Wells Fargo & Co.	40,300	2,472,002

		6,570,986

Commercial Services & Supplies (1.6%)
Cendant Corp.	80,400	1,717,344

Computer Equipment (1.0%)
Hewlett-Packard Co.	43,900	1,080,818

Consumer Finance (2.9%)
SLM Corp.	59,400	3,058,506

Diversified Financial Services (6.9%)
Citigroup, Inc.	65,033	2,828,936
J.P. Morgan Chase & Co.	26,100	917,154
MBNA Corp.	137,700	3,464,532

		7,210,622

Diversified Telecommunication Services (3.2%)
Nokia Corp. - ADR	137,900	2,199,505
Verizon Communications, Inc.	34,492	1,180,661

		3,380,166

Electric Utilities (8.6%)
American Electric Power Co., Inc.	66,100	2,558,070
CenterPoint Energy, Inc.	119,600	1,643,304
Entergy Corp.	33,800	2,634,372
Exelon Corp.	40,400	2,162,208

		8,997,954

Electrical Equipment (2.1%)
Emerson Electric Co.	33,200	2,184,560

Food Products (3.8%)
ConAgra Foods, Inc.	91,700	2,082,507
Dean Foods Co. (a)	52,600	1,877,820

		3,960,327

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	57,100	2,242,317

Health Care Providers & Services (3.0%)
Wellpoint Health Network, Inc. (a)	43,800	3,098,412

Hotels Restaurants & Leisure (0.9%)
Carnival Corp.	16,900	885,560

Industrial Conglomerates (1.5%)
Tyco International, Ltd.	50,400	1,535,688

Insurance (4.3%)
Allstate Corp.	50,100	3,069,126
XL Capital Ltd., Class A	19,700	1,414,854

		4,483,980

Leisure Equipment & Products (1.7%)
Mattel, Inc.	97,200	1,812,780

Machinery (2.1%)
ITT Industries, Inc.	20,500	2,181,200

Multi-Utilities & Unregulated Power (3.5%)
Duke Energy Corp.	112,000	3,308,480
Reliant Energy, Inc. (a)	22,966	304,529

		3,613,009

Oil & Gas (14.8%)
Anadarko Petroleum Corp.	11,600	1,024,860

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Shares	Value
BP Amoco PLC ADR	41,500	2,734,020
ChevronTexaco Corp.	34,700	2,012,947
ConocoPhillips	70,846	4,434,251
Occidental Petroleum Corp.	63,100	5,191,867

		15,397,945

Oil & Gas Exploration Products & Services (1.0%)

Pharmaceuticals (8.3%)
Bristol-Myers Squibb Co.	72,800	1,818,544
Pfizer, Inc.	114,900	3,044,850
Schering-Plough Corp.	104,700	2,179,854
Wyeth	35,300	1,614,975

		8,658,223

Power Conversion/Supply Equipment (1.4%)
American Power Conversion Corp.	50,900	1,430,799

Real Estate Investment Trust (1.5%)
Equity Office Properties Trust	44,800	1,588,160

Thrifts & Mortgage Finance (4.1%)
MGIC Investment Corp.	27,000	1,851,660
Washington Mutual, Inc.	55,800	2,370,384

		4,222,044

Tobacco (8.6%)
Altria Group, Inc.	45,400	3,039,984
Imperial Tobacco Group PLC ADR	63,000	3,278,520
UST, Inc.	57,500	2,646,150

		8,964,654

Total Common Stocks (Cost $69,918,109)		100,218,029

Investment Companies (3.6%)
American Beacon U.S. Government Money Market Fund (b)	3,706,364	3,706,364

Total Investment Companies (Cost $3,706,364)		3,706,364

Total Investments (Cost $73,624,473) (c) - 99.8%		103,924,393
Other assets in excess of liabilities - 0.2%		173,445

NET ASSETS - 100.0%		$104,097,838

(a)	Represents non-income producing securities.
(b)	Affilate.
(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $260,349. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$31,208,180
Unrealized depreciation	(1,168,609)

Net unrealized appreciation	30,039,571

ADR	- American Depositary Receipt

See notes to schedule of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

The American Independence International Multi-Manager Stock Fund invests all of its investable assets in the International Equity Portfolio of the AMR Investment Services Trust. The schedule of investments of the AMR Investment Services Trust for the fiscal quarter ended July 31, 2005 was filed on September 29, 2005 under CIK 0001001641 and 1940 Act File Number 811-09098.

See notes to schedules of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Principal Amount	Value
Municipal Bonds (97.6%)
Guam (0.2%)
Guam Government, Series A, 5.90%, 9/1/05, OID	250,000	$250,350

Kansas (97.4%)
Anthony, Electric Revenue, 5.30%, 12/1/17, Pre-refunded 12/1/05 @ 100	1,215,000	1,225,571
Augusta, Waterworks Revenue, Series A, 5.00%, 4/1/19, Callable 10/1/14 @ 100	1,180,000	1,244,676
Barton County, School District #428, Great Bend, GO, Series A, 5.30%, 9/1/15, Pre-refunded 9/1/06 @ 100, FGIC	1,390,000	1,427,808
Bourbon County, School District #234, GO, Series B, 5.63%, 9/1/11, Pre-refunded 9/1/06 @ 100, FSA	285,000	293,730
Brown County, Horton School District #430, GO, 5.38%, 9/1/13, Pre-refunded 9/1/06 @ 100, FSA	500,000	513,995
Burlington, Environmental Improvement Revenue, 2.40%, 8/19/05. *	1,000,000	1,000,000
Burlington, Environmental Improvement Revenue, 2.55%, 9/2/05. *	1,000,000	1,000,000
Burlington, Environmental Improvement Revenue, 4.75%, 10/1/17	1,225,000	1,258,100
Butler & Sedgwick County, School District #385, GO, 5.60%, 9/1/12, FSA	1,775,000	1,999,732
Butler County, School District, GO, Series B, 5.00%, 9/1/24	1,085,000	1,156,610
Cherokee County, 5.00%, 12/1/21	1,170,000	1,260,932
Cherokee County, 6.25%, 12/1/23, Pre-refunded 6/1/08 @ 100	980,000	1,047,885
Chisholm Creek, Water & Sewer	710,000	788,221
Revenue, 5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA Chisholm Creek, Water & Sewer	400,000	444,068
Revenue, 5.25%, 9/1/15, Pre-refunded 9/1/12 @ 100, MBIA Coffey County, GO, 4.65%, 9/1/05	690,000	691,132
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	1,310,000	1,446,987
Cowley County, School District #470, GO, 5.45%, 12/1/12, Pre-refunded 12/1/06 @ 100, FGIC	500,000	517,330
Cowley County, School District #470, GO, 5.50%, 12/1/16, Pre-refunded 12/1/06 @ 100, FGIC, OID	1,000,000	1,035,310
Dodge City, School District #443, GO, 4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA	975,000	1,000,233
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100, AMBAC	1,935,000	2,070,372
Douglas County, School District #497, GO, 5.00%, 9/1/07	1,000,000	1,042,030
El Dorado, Water Utility System Revenue, 4.65%, 10/1/05	350,000	350,945
El Dorado, Water Utility System Revenue, 4.70%, 10/1/06, Callable 10/1/05 @ 100	275,000	275,602
El Dorado, Water Utility System Revenue, 4.75%, 10/1/07, Callable 10/1/05 @ 100	200,000	200,366
Ellsworth County, School District #328, GO, 5.25%, 9/1/15, Pre-refunded 9/1/06 @ 100, FSA	500,000	513,335

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Finney County, GO, 5.00%, 12/1/10, Callable 12/1/07 @ 100, MBIA	500,000	519,440
Franklin County, GO, Series B, 4.75%, 9/1/05, Callable 6/13/05 @ 100	330,000	330,541
Franklin County, School District #289, GO, 5.35%, 9/1/11, FSA	230,000	253,504
Franklin County, School District #290, GO, 5.25%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA	500,000	513,335
Franklin County, School District #290, GO, 5.30%, 9/1/16, Pre-refunded 9/1/06 @ 100, FSA	335,000	344,112
Gray County, School District #102, GO, 5.00%, 9/1/15, Callable 9/1/08 @ 100	800,000	827,144
Gray County, School District #102, GO, 6.80%, 9/1/15, Callable 9/1/05 @ 100	250,000	250,820
Great Bend, Water System Revenue, Series A, 5.15%, 9/1/19, Pre-refunded 9/1/08 @ 100, OID	1,000,000	1,059,710
Harvey County, School District #373, GO, 5.55%, 9/1/13, Pre-refunded 9/1/05 @ 100, FSA	500,000	501,200
Harvey County, School District #373, GO, 4.80%, 9/1/18, Callable 9/1/08 @ 100, FSA, OID	2,000,000	2,047,579
Johnson County, Park and Recreation Foundation, Revenue, 5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,081,910
Johnson County, Park and Recreation Foundation, Series B, 5.00%, 9/1/23, Callable 9/1/13 @ 100	870,000	924,584
Johnson County, School District #231, GO, 5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC	1,080,000	1,150,157
Johnson County, School District #232, GO, 5.40%, 9/1/14, Pre-refunded 9/1/07 @ 100, MBIA	1,050,000	1,102,322
Johnson County, School District #233, GO, 5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,057,600
Johnson County, School District #233, GO, Series A, 5.30%, 9/1/13, Pre-refunded 9/1/08 @ 100, FGIC	1,000,000	1,067,110
Johnson County, School District #233, GO, Series B, 5.50%, 9/1/14	325,000	368,943
Johnson County, School District #512, GO, Series A, 4.60%, 10/1/08	1,135,000	1,185,848
Johnson County, School District #512, GO, Series B, 5.25%, 10/1/17, Pre-refunded 10/1/06 @ 100	500,000	514,055
Johnson County, Water District #001, Revenue, 5.00%, 12/1/12, Callable 12/1/11 @ 100	340,000	368,104
Johnson County, Water District #001, Revenue, Series B, 5.25%, 12/1/05	1,115,000	1,124,478
Junction City, Water & Sewer, GO, 4.80%, 9/1/16, Callable 9/1/08 @ 100, MBIA, OID	1,620,000	1,663,270
Kansas City, GO, 5.45%, 4/1/17, Callable 10/1/06 @ 100, FGIC	340,000	349,578
Kansas City, GO, Series B, 5.38%, 9/1/10, Pre-refunded 9/1/05 @ 100, MBIA	1,500,000	1,503,480
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,729,179
Kingman County, School District #331, GO, 7.00%, 10/1/05, FGIC	100,000	100,698
Lawrence, Hospital Revenue, 5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,081,150
Lawrence, Hospital Revenue, 6.00%, 7/1/19, Callable 7/1/09 @ 100, RADIAN	1,000,000	1,088,700
Lawrence, Water & Sewer System Revenue, 5.70%, 11/1/11, Callable 11/1/05 @ 100	395,000	397,662

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Lawrence, Water & Sewer System Revenue, 5.25%, 11/1/15, Callable 11/1/06 @ 100	505,000	518,877
Lawrence, Water & Sewer System Revenue, 5.20%, 11/1/16, Callable 11/1/06 @ 100	250,000	256,658
Leavenworth County, School District #453, GO, 4.80%, 9/1/12, Callable 9/1/07 @ 100, FGIC, OID	460,000	477,866
Leavenworth County, School District #464, GO, 5.00%, 9/1/25	1,380,000	1,469,907
Leavenworth County, School District #469, GO, 4.60%, 9/1/05, FSA	340,000	340,544
Leavenworth County, School District #469, GO, 5.00%, 9/1/24, FGIC	1,000,000	1,066,000
Leawood, GO, 5.25%, 9/1/16, Pre-refunded 9/1/10 @ 100	340,000	367,115
Leawood, GO, Series A, 5.25%, 9/1/09, Pre-refunded 9/1/06 @ 100	250,000	256,668
Leawood, GO, Series A, 5.35%, 9/1/10, Pre-refunded 9/1/06 @ 100	250,000	256,930
Leawood, GO, Series A, 5.40%, 9/1/11, Pre-refunded 9/1/06 @ 100	375,000	385,594
Leawood, GO, Series B, 5.00%, 9/1/10, Callable 9/1/06 @ 100	400,000	408,628
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	272,343
McPherson County, School District #400, GO, 5.20%, 12/1/10, Pre-refunded 12/1/05 @ 100, FGIC	250,000	252,178
McPherson County, School District #400, GO, 5.25%, 12/1/12, Pre-refunded 12/1/05 @ 100, FGIC	250,000	252,218
Meade, Industrial Revenue, 6.50%, 10/1/06	1,000,000	1,042,280
Miami County, School District #367, GO, Series A, 5.00%, 9/1/16, Callable 9/1/08 @ 100, FGIC, OID	900,000	939,573
Miami County, School District #367, GO, Series A, 5.00%, 9/1/25	1,310,000	1,389,818
Neosho County, Community College Revenue, 5.00%, 6/1/25	605,000	618,764
Newton, Public Building Commission Revenue, 5.00%, 3/1/24	615,000	653,948
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable 3/1/07 @ 100	700,000	710,269
Olathe, Health Facility Revenue, Series A, 5.20%, 9/1/17, Pre-refunded 9/1/05 @ 100, AMBAC	1,000,000	1,002,130
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	684,886
Pratt, Electric System Revenue, 6.60%, 11/1/07, AMBAC	185,000	196,810
Pratt, Electric System Revenue, 4.95%, 11/1/10, Callable 11/1/05 @ 101, AMBAC	635,000	644,093
Pratt, Electric System Revenue, 5.00%, 11/1/11, Callable 11/1/05 @ 101,	415,000	421,291
Rice County, Union School District #444, GO, 5.08%, 9/1/14, Callable 9/1/07@ 100	755,000	778,073
Riley County, School District #383, GO, 5.00%, 11/1/14, Callable 11/1/11 @ 100, MBIA	1,000,000	1,070,110
Roeland Park, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @ 100, OID	500,000	496,360

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Saline County, School District #305, GO, 4.75%, 9/1/14, Pre-refunded 9/1/08 @100, FSA, OID	2,025,000	2,102,395
Saline County, School District #305, GO, 5.50%, 9/1/17, Callable 9/1/11 @ 100	780,000	870,145
Saline County, School District #305, GO, 5.50%, 9/1/17, Pre-refunded 9/1/11 @ 100	220,000	241,221
Sedgwick & Shawnee Counties, Single Family Revenue, Series A-2, 6.70%, 6/1/29	300,000	312,186
Sedgwick & Shawnee Counties, Single Family Revenue, Series B-1, 8.05%, 5/1/14, GNMA	35,000	36,294
Sedgwick County, Family Mortgage, Series A-2, 6.50%, 12/1/16, Callable 12/1/07 @ 105, GNMA	75,000	78,181
Sedgwick County, School District #260, 5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,733,542
Sedgwick County, School District #260, GO, 5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,823,908
Sedgwick County, School District #261, GO, 4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	1,525,000	1,618,040
Sedgwick County, School District #265, GO, 4.30%, 10/1/07, FSA	1,000,000	1,026,340
Sedgwick County, Series A, GO, 2.88%, 8/1/05	1,500,000	1,500,000
Seward County, School District #480, GO, 5.00%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA, OID	1,640,000	1,679,409
Seward County, School District #483, Kismet-Plains, GO, 5.20%, 10/1/12, Pre-refunded 10/1/06 @ 100	600,000	616,176
Shawnee County, 3.50%, 9/1/06, COP	335,000	335,908
Shawnee County, 3.50%, 9/1/07, COP	345,000	344,855
Shawnee County, 4.50%, 12/1/08, COP	515,000	527,442
Shawnee County, Health Care Revenue, 5.15%, 8/15/10, Pre-refunded 8/15/05 @ 100, FSA	500,000	500,450
Shawnee County, School District #501, GO, 4.35%, 2/1/06, OID	1,515,000	1,527,272
Shawnee County, School District #501, GO, 4.38%, 2/1/07, Callable 2/1/06 @ 100, OID	1,425,000	1,435,588
Shawnee County, Series A, GO, 5.00%, 9/1/19	700,000	756,364
State, Department of Transportation, Highway Revenue, Series C-2, 2.30%, 8/1/05, *	1,000,000	1,000,000
State, Department of Transportation, Highway Revenue, Series C-1, 2.30%, 8/1/05, *	2,000,000	1,999,999
State, Department of Transportation, Highway Revenue, 5.50%, 9/1/14	1,000,000	1,141,000
State, Department of Transportation, Highway Revenue, Series A, 4.00%, 9/1/08	1,000,000	1,028,580
State, Department of Transportation, Highway Revenue, Series C-1, 2.35%, 8/1/05, Callable 9/1/16 @ 100 *	1,000,000	1,000,000
State, Development Finance Authority Revenue, 4.20%, 6/1/07, FSA, OID	1,000,000	1,023,660
State, Development Finance Authority Revenue, 5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	536,990
State, Development Finance Authority Revenue, 5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	542,175
State, Development Finance Authority Revenue, 5.50%, 5/1/14, Callable 5/1/0@ 100	1,000,000	1,045,610

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
State, Development Finance Authority Revenue, 5.50%, 8/1/15, Callable 8/1/11 @ 100, MBIA	1,500,000	1,646,505
State, Development Finance Authority Revenue, 5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	1,000,000	1,043,040
State, Development Finance Authority Revenue, 5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,309,051
State, Development Finance Authority Revenue, 5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	1,088,040
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	500,000	540,965
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	515,000	553,342
State, Development Finance Authority Revenue, Series J, 5.40%, 4/1/10, Callable 4/1/06 @100	500,000	502,415
State, Development Finance Authority Revenue, Water Pollution Control, 5.50%, 11/1/15	200,000	230,084
State, Development Finance Authority Revenue, Water Pollution Control, 5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,126,459
State, Development Finance Authority, Health Facilities Revenue, Series K, 5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,103,910
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., 5.50%, 11/15/17, Callable 11/15/07 @ 100, MBIA	500,000	523,190
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., Series B, 5.38%, 11/15/10, Callable 11/15/07 @ 100, OID	500,000	523,175
State, Development Finance Authority, Health Facilities Revenue, St. Lukes, 5.38%, 11/15/16, Callable 11/15/06 @ 102, MBIA, OID	500,000	523,075
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.40%, 11/15/05, MBIA	475,000	478,838
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.75%, 11/15/10, Pre-refunded 11/15/06 @ 100, MBIA	500,000	518,955
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.80%, 11/15/16, Callable 11/15/06 @ 100, MBIA	1,000,000	1,033,530
State, Development Finance Authority, Lease Revenue, 2.30%, 8/1/05, Callable 12/1/05 @ 100 *	1,170,000	1,170,000
State, Development Finance Authority, Public Water Supply Revenue, 4.15%, 4/1/06, OID	1,000,000	1,009,410
State, Development Finance Authority, Shalom Obligation Group, Series BB, 2.30%, 8/1/05, *	1,000,000	1,000,000
State, Development Finance Authority, Water Pollution Control Revenue, 5.00%, 11/1/07	500,000	522,635
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 11/1/10	650,000	710,548
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 5/1/11, Callable 11/1/08 @ 100	1,000,000	1,063,280
State, Development Finance Authority, Water Pollution Control Revenue, 5.80%, 11/1/15, Callable 11/1/10 @ 100, OID	150,000	167,991

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
State, Development Finance Authority, Water Supply, 4.40%, 4/1/06, AMBAC	1,000,000	1,011,160
State, Develpoment Finance Authority Revenue, 5.00%, 5/1/21, Callable 5/1/15 @100	500,000	537,065
State, Independent College Finance Authority Educational Facilities Revenue, 6.00%, 10/1/21, Callable 10/1/06 @ 100	1,500,000	1,527,120
State, Turnpike Authority Revenue, 5.50%, 9/1/06, AMBAC	1,915,000	1,970,918
State, Turnpike Authority Revenue, Series B, 5.00%, 9/1/20, Callable 9/1/14 @ 101, FSA	500,000	538,845
Sumner County, School District #357, Belle Plaine, GO, 5.55%, 9/1/13, Callable 9/1/05 @ 100, AMBAC, OID	95,000	95,232
University of Kansas Hospital Authority, 5.50%, 9/1/11	300,000	324,225
University of Kansas Hospital Authority, 5.25%, 9/1/13, Callable 9/1/12 @ 100	450,000	477,243
University of Kansas Hospital Authority, 5.50%, 9/1/15, Callable 9/1/09 @ 100, AMBAC	1,645,000	1,775,449
University of Kansas Hospital Authority, 6.00%, 9/1/16, Callable 9/1/12 @ 100	1,120,000	1,243,738
Washburn University of Topeka, Revenue, 5.30%, 7/1/06, AMBAC	435,000	445,062
Washburn University of Topeka, Revenue, 5.35%, 7/1/07, AMBAC	460,000	480,792
Washburn University of Topeka, Revenue, 5.45%, 7/1/08, AMBAC	485,000	516,477
Wellington, Water & Sewer Revenue, 5.15%, 5/1/18, Callable 5/1/08 @ 100, AMBAC	1,000,000	1,044,360
Wichita, Hospital Facilities Revenue, Series III, 5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	312,697
Wichita, Hospital Facilities Revenue, Series III, 5.25%, 11/15/15, Callable 11/15/11 @ 101	335,000	355,559
Wichita, Hospital Facilities Revenue, Series III, 5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	545,755
Wichita, Hospital Improvements Series XI, Revenue, 5.40%, 11/15/08, OID	2,085,000	2,193,523
Wichita, Hospital Improvements Series XI, Revenue, 6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,287,319
Wichita, Hospital Revenue, 6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,138,500
Wichita, Hospital Revenue, 6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	845,610
Wichita, Hospital Revenue, 6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	600,000	665,856
Wichita, Multifamily Housing Revenue, 5.90%, 12/1/16, Callable 12/1/05 @ 102	660,000	634,036
Wichita, Sales Tax Revenue, GO, 5.00%, 4/1/17, Callable 4/1/09 @ 101	200,000	212,616
Wichita, Water & Sewer Revenue, 4.70%, 10/1/12, Callable 10/1/05 @ 101, FGIC, OID	2,000,000	2,024,179
Wyandotte County, Government Utility System Revenue, 5.00%, 9/1/05, AMBAC	950,000	951,815
Wyandotte County, Government Utility System Revenue, 6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,234,198

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

July 31, 2005

(Unaudited)

	Principal Amount	Value
Wyandotte County, Government Utility System Revenue, 4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,064,659
Wyandotte County, Government Utility System Revenue, 5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	250,000	265,153
Wyandotte County, School District #500, GO, 5.25%, 9/1/12, Pre-refunded 9/1/11 @ 100, FSA	1,805,000	1,989,002
Wyandotte County, School District #500, GO, 5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,118,490
Wyandotte County, University, GO, 4.30%, 9/1/05, AMBAC	1,500,000	1,502,055

		146,641,990

Total Municipal Bonds (Cost $142,244,619)		146,892,340

Investment Companies (1.3%)
Federated Tax-Exempt Money Market Fund	1,917,943	1,917,943

Total Investment Companies (Cost $1,917,943)		1,917,943

Total Investments (Cost $144,162,562) (a) - 98.9%		148,810,283
Other assets in excess of liabilities - 1.1%		1,722,134

NET ASSETS - 100.0%		$150,532,417

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2005. Maturity date reflects rate change date.
(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $511. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,754,780
Unrealized depreciation	(106,548)

Net unrealized appreciation	$4,648,232

AMBAC	– Insured by AMBAC Indemnity Corp.
FGIC	– Insured by Financial Guaranty Insurance Corp.
FSA	– Insured by Financial Security Assurance Inc.
GNMA	– Government National Mortgage Assoc.
GO	– General Obligation
MBIA	– Insured by Municipal Bond Insurance Assoc.
OID	– Original Issue Discount
RADIAN	– Insured by Radian Group
COP	– Certificate of Participation

See notes to schedule of portfolio investments.

NestEgg Capital Preservation Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Shares	Value
Investment Companies (99.0%)
American Beacon U.S. Government Money Market Fund (a)	253,812	$253,812
iShares MSCI EAFE Index Fund	6,196	334,336
iShares Russell 2000 Index Fund	3,394	230,419
iShares Russell 2000 Value Index Fund	277	19,279
iShares S&P Midcap 400 Index Fund	4,448	320,745
iShares S&P Midcap 400/BARRA Growth Index Fund	518	37,638
iShares Trust S&P 500/BARRA Value Index Fund	1,438	92,435
Vanguard Institutional Index Fund	7,147	807,325
Vanguard Total Bond Market Index Fund	381,162	3,872,610

Total Investment Companies		5,968,599

Total Investments (Cost $5,778,039) (b) - 99.0%		5,968,599
Other assets in excess of liabilities - 1.0%		57,181

NET ASSETS - 100.0%		$6,025,780

Percentages indicated are based on net assets.

(a)	Affiliate.
(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $11,502. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$233,826
Unrealized depreciation	(54,768)

Net unrealized appreciation	$179,058

See notes to schedule of portfolio investments.

NestEgg 2010 Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Shares	Value
Investment Companies (99.7%)
American Beacon U.S. Government Money Market Fund (a)	748,070	$748,070
iShares MSCI EAFE Index Fund	22,092	1,192,084
iShares Russell 2000 Index Fund	12,110	822,148
iShares Russell 2000 Value Index Fund	986	68,626
iShares S&P Midcap 400 Index Fund	15,868	1,144,241
iShares S&P Midcap 400/BARRA Growth Index Fund	1,847	134,203
iShares Trust S&P 500/BARRA Value Index Fund	5,132	329,885
Vanguard Institutional Index Fund	25,657	2,898,215
Vanguard Total Bond Market Index Fund	976,599	9,922,244

Total Investment Companies		17,259,716

Total Investments (Cost $16,434,057) (b) - 99.7%		17,259,716
Other assets in excess of liabilities - 0.3%		50,112

NET ASSETS - 100.0%		$17,309,828

Percentages indicated are based on net assets.

(a)	Affiliate.
(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,683. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$941,374
Unrealized depreciation	(120,398)

Net unrealized appreciation	$820,976

See notes to schedule of portfolio investments.

NestEgg 2020 Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Shares	Value
Investment Companies (99.8%)
American Beacon U.S. Government Money Market Fund (a)	1,572,346	$1,572,346
iShares MSCI EAFE Index Fund	55,103	2,973,358
iShares Russell 2000 Index Fund	30,215	2,051,296
iShares Russell 2000 Value Index Fund	2,457	171,007
iShares S&P Midcap 400 Index Fund	39,581	2,854,186
iShares S&P Midcap 400/BARRA Growth Index Fund	4,608	334,817
iShares Trust S&P 500/BARRA Value Index Fund	12,807	823,234
Vanguard Institutional Index Fund	65,892	7,443,160
Vanguard Total Bond Market Index Fund	1,231,661	12,513,677

Total Investment Companies		30,737,081

Total Investments (Cost $28,297,888) (b) - 99.8%		30,737,081
Other assets in excess of liabilities - 0.2%		67,442

NET ASSETS - 100.0%		$30,804,523

Percentages indicated are based on net assets.

(a)	Affiliate.
(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $19,172. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,580,437
Unrealized depreciation	(160,416)

Net unrealized appreciation	$2,420,021

See notes to schedule of portfolio investments.

NestEgg 2030 Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Shares	Value
Investment Companies (99.8%)
American Beacon U.S. Government Money Market Fund (a)	914,207	$914,207
iShares MSCI EAFE Index Fund	41,547	2,241,876
iShares Russell 2000 Index Fund	22,779	1,546,466
iShares Russell 2000 Value Index Fund	1,855	129,108
iShares S&P Midcap 400 Index Fund	29,841	2,151,835
iShares S&P Midcap 400/BARRA Growth Index Fund	3,475	252,494
iShares Trust S&P 500/BARRA Value Index Fund	9,656	620,688
Vanguard Institutional Index Fund	49,685	5,612,418
Vanguard Total Bond Market Index Fund	440,676	4,477,272

Total Investment Companies		17,946,364

Total Investments (Cost $16,122,418) (b) - 99.8%		17,946,364
Other assets in excess of liabilities - 0.2%		40,214

NET ASSETS - 100.0%		$17,986,578

Percentages indicated are based on net assets.

(a)	Affiliate.
(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $14,373. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,866,712
Unrealized depreciation	(57,139)

Net unrealized appreciation	$1,809,573

See notes to schedule of portfolio investments.

NestEgg 2040 Fund

Schedule of Portfolio Investments

July 31, 2005

(Unaudited)

	Shares	Value
Investment Companies (99.8%)
American Beacon U.S. Government Money Market Fund (a)	967,537	$967,537
iShares MSCI EAFE Index Fund	53,061	2,863,172
iShares Russell 2000 Index Fund	29,100	1,975,599
iShares Russell 2000 Value Index Fund	2,366	164,674
iShares S&P Midcap 400 Index Fund	38,114	2,748,401
iShares S&P Midcap 400/BARRA Growth Index Fund	4,438	322,465
iShares Trust S&P 500/BARRA Value Index Fund	12,332	792,701
Vanguard Institutional Index Fund	63,454	7,178,043
Vanguard Total Bond Market Index Fund	173,603	1,763,811

Total Investment Companies		18,776,403

Total Investments (Cost $16,396,271) (b) - 99.8%		18,776,403
Other assets in excess of liabilities - 0.2%		35,674

NET ASSETS - 100.0%		$18,812,077

Percentages indicated are based on net assets.

(a)	Affiliate.
(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $32,248. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,369,949
Unrealized depreciation	(22,065)

Net unrealized appreciation	$2,347,884

See notes to schedule of portfolio investments.

American Independence Funds Trust

Notes to Schedules of Portfolio Investments

July 31, 2005

(Unaudited)

Organization

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Trust currently offers eleven series, including the American Independence Funds and the NestEgg Funds. The accompanying schedules of portfolio investments are those of the American Independence Funds, which include the Money Market Fund, UltraShort Bond Fund, Intermediate Bond Fund, Stock Fund, International Multi-Manager Stock Fund, and Kansas Tax-Exempt Bond Fund (individually a “Fund”, collectively the “Funds”). The Trust is authorized to offer two classes: Premium and Service Class (except for the Kansas Tax-Exempt Bond Fund which offers Institutional and Class A). Currently, the Premium Class is not actively marketed.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates

Investment Valuation

Securities of the Money Market Fund are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium, if any, is amortized, or accreted, respectively, on a constant basis to the maturity of the security.

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair value by the investment advisor (or the sub-advisor) in accordance with guidelines approved by the Trust’s Board of Trustees. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics. The International Multi-Manager Stock Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in the accompanying notes to the financial statements for the Portfolio included elsewhere in this report.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

American Independence Funds Trust

Notes to Schedules of Portfolio Investments

July 31, 2005

(Unaudited)

Repurchase Agreements

The Funds may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of securities.

Investment Transactions

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust

By (Signature and Title)*	/s/ Trent Statczar, Treasurer

Date September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar, Treasurer

Date September 29, 2005

By (Signature and Title)*	/s/ David Bunstine, President

Date September 29, 2005

*	Print the name and title of each signing officer under his or her signature.